Condensed Cash Flow Statement of Aegon N.V. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash flow statement [Line Items]
Income / (loss) before tax	€ (751)	€ (2,534)	€ (610)
Net cash flows from operating activities	517	553	3,319
Net cash flows from investing activities	(438)	(1,196)	(1,078)
Issuance of treasury shares		2
Repayment of perpetuals	(200)
Repayment of non-cumulativesubordinated note	(443)
Dividends paid	(328)	(294)	(306)
Net cash flows from financing activities	(2,395)	519	(465)
Aegon N V [member]
Disclosure of cash flow statement [Line Items]
Income / (loss) before tax	708	2,468	411
Adjustments	(291)	(3,676)	(231)
Net cash flows from operating activities	418	(1,208)	180
Dividends and capital repayments of subsidiaries, associates and joint ventures	824	700	895
Other	(1)	(1)	(2)
Net cash flows from investing activities	822	700	893
Issuance of treasury shares		2
Purchase of treasury shares	(248)	(266)	(623)
Issuance and repurchase of borrowings	294	1,429	604
Repayment of perpetuals	(200)
Repayment of non-cumulativesubordinated note	(443)
Dividends paid	(328)	(294)	(306)
Coupons on perpetual securities	(136)	(138)	(140)
Coupons on non-cumulative subordinated notes	(14)	(37)	(38)
Net cash flows from financing activities	(1,076)	696	(503)
Net increase / (decrease) in cash and cash equivalents	€ 165	€ 188	€ 570